LOANS, FINANCING AND DEBENTURES - Relevant transactions entered into the year (Details) R$ in Thousands, $ in Thousands	Sep. 08, 2021 USD ($)	Jul. 01, 2021 USD ($)	Feb. 10, 2021 USD ($)	Sep. 08, 2021 BRL (R$)	Jul. 01, 2021 BRL (R$)	Feb. 10, 2021 BRL (R$)
Sustainability-linked export prepayment agreement | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A.
LOANS, FINANCING AND DEBENTURES
Principle amount			$ 1,570,000			R$ 8,481,768
Debt instrument term			6 years
Sustainability-linked export prepayment agreement | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A. | LIBOR
LOANS, FINANCING AND DEBENTURES
Interest rate basis			LIBOR plus 1.15%
Basis spread (as a percent)			1.15%			1.15%
Issuance of Sustainability-linked Notes | Notes 2032 | Suzano Austria GmbH
LOANS, FINANCING AND DEBENTURES
Principle amount		$ 1,000,000			R$ 5,005,500
Yield rate		3.28%			3.28%
Interest rate		3.125%			3.125%
KPI, percentage of leadership positions held by women		30.00%			30.00%
Description of the target of reducing industrial water abstraction		from July 16, 2027 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the Trustee together with a related confirmation by the External Verifier at least 30 days prior to July 16, 2027, of compliance with the target of reducing industrial water abstraction to a volume less than or equal to 26.1m³ per ton produced, calculated using the average of realized values in 2025 and 2026
Description of the target of the percentage of women in leadership positions		from July 16, 2026 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the thereof trustee, together with a confirmation issued by the external expert at least 30 days prior to July 16, 2026, that the target of 30% or more women in leadership positions has been met by December 31, 2025
Issuance of Sustainability-linked Notes | Notes 2028 | Suzano Austria GmbH
LOANS, FINANCING AND DEBENTURES
Principle amount	$ 500,000			R$ 2,609,500
Yield rate	2.70%			2.70%
Interest rate	2.50%			2.50%
Additional interest percentage if target is not achieved within the compliance period	0.25%